Quarterly Report
November 30, 2019
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 5.1%
CACI International, Inc., “A” (a)	18,166	$4,347,487
Honeywell International, Inc.	45,260	8,081,173
Lockheed Martin Corp.	15,239	5,958,906
Northrop Grumman Corp.	16,427	5,778,526
United Technologies Corp.	22,874	3,393,129
		$27,559,221
Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	34,699	$6,456,096
Automotive – 2.0%
Copart, Inc. (a)	97,140	$8,645,460
KAR Auction Services, Inc.	110,389	2,331,416
		$10,976,876
Business Services – 6.1%
Amdocs Ltd.	199,386	$13,817,450
CoStar Group, Inc. (a)	11,531	7,066,889
FleetCor Technologies, Inc. (a)	13,283	4,076,818
Global Payments, Inc.	31,869	5,771,476
Verisk Analytics, Inc., “A”	17,234	2,541,670
		$33,274,303
Cable TV – 0.9%
Comcast Corp., “A”	113,491	$5,010,628
Computer Software – 3.7%
Adobe Systems, Inc. (a)	19,261	$5,961,857
Microsoft Corp.	73,282	11,093,429
Oracle Corp.	52,571	2,951,336
		$20,006,622
Construction – 2.5%
AvalonBay Communities, Inc., REIT	28,939	$6,204,811
Mid-America Apartment Communities, Inc., REIT	31,527	4,291,140
Stanley Black & Decker, Inc.	19,530	3,080,662
		$13,576,613
Consumer Products – 2.0%
Procter & Gamble Co.	89,048	$10,869,199
Consumer Services – 2.1%
Booking Holdings, Inc. (a)	2,042	$3,888,029
Bright Horizons Family Solutions, Inc. (a)	51,643	7,773,305
		$11,661,334
Electrical Equipment – 1.1%
Johnson Controls International PLC	83,738	$3,586,498
TE Connectivity Ltd.	28,435	2,636,209
		$6,222,707
Electronics – 1.2%
Texas Instruments, Inc.	55,063	$6,619,123
Energy - Integrated – 1.0%
Exxon Mobil Corp.	83,730	$5,704,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 6.4%
General Mills, Inc.	126,575	$6,748,979
Ingredion, Inc.	80,794	6,719,637
J.M. Smucker Co.	25,576	2,687,782
Mondelez International, Inc.	72,238	3,795,384
PepsiCo, Inc.	110,488	15,007,585
		$34,959,367
Health Maintenance Organizations – 1.2%
Humana, Inc.	18,525	$6,321,286
Insurance – 9.4%
Allstate Corp.	28,807	$3,207,660
Aon PLC	33,423	6,805,257
Chubb Ltd.	40,912	6,197,350
Everest Re Group Ltd.	37,469	10,163,841
Hartford Financial Services Group, Inc.	106,601	6,594,338
Loews Corp.	116,179	5,913,511
MetLife, Inc.	180,130	8,990,288
Progressive Corp.	42,900	3,133,845
		$51,006,090
Internet – 2.9%
Alphabet, Inc., “A” (a)	10,044	$13,098,280
Alphabet, Inc., “C” (a)	2,239	2,921,805
		$16,020,085
Machinery & Tools – 3.5%
AGCO Corp.	93,768	$7,326,094
Eaton Corp. PLC	72,697	6,724,472
Illinois Tool Works, Inc.	14,363	2,503,902
Roper Technologies, Inc.	7,280	2,623,494
		$19,177,962
Major Banks – 0.8%
PNC Financial Services Group, Inc.	30,328	$4,646,553
Medical & Health Technology & Services – 1.2%
McKesson Corp.	27,899	$4,035,311
Quest Diagnostics, Inc.	25,136	2,678,241
		$6,713,552
Medical Equipment – 6.3%
Danaher Corp.	64,285	$9,384,324
Medtronic PLC	83,556	9,307,303
STERIS PLC	65,453	9,892,567
Stryker Corp.	16,058	3,289,642
Thermo Fisher Scientific, Inc.	7,658	2,404,229
		$34,278,065
Natural Gas - Distribution – 0.4%
Sempra Energy	14,038	$2,067,376
Network & Telecom – 0.5%
Motorola Solutions, Inc.	16,202	$2,710,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.5%
Mastercard, Inc., “A”	22,247	$6,501,241
U.S. Bancorp	47,907	2,875,857
Visa, Inc., “A”	22,447	4,141,696
		$13,518,794
Pharmaceuticals – 8.4%
Eli Lilly & Co.	133,599	$15,677,843
Johnson & Johnson	92,665	12,740,511
Merck & Co., Inc.	40,355	3,518,149
Pfizer, Inc.	251,218	9,676,917
Zoetis, Inc.	36,534	4,403,078
		$46,016,498
Pollution Control – 3.3%
Waste Connections, Inc.	159,970	$14,485,284
Waste Management, Inc.	32,407	3,659,074
		$18,144,358
Real Estate – 5.7%
EPR Properties, REIT	30,814	$2,185,329
Extra Space Storage, Inc., REIT	23,531	2,495,462
Public Storage, Inc., REIT	31,325	6,599,551
STAG Industrial, Inc., REIT	70,292	2,178,349
STORE Capital Corp., REIT	269,886	10,987,059
Sun Communities, Inc., REIT	39,166	6,451,032
		$30,896,782
Restaurants – 4.6%
Darden Restaurants, Inc.	23,471	$2,779,905
McDonald's Corp.	23,542	4,578,448
Starbucks Corp.	178,828	15,277,276
U.S. Foods Holding Corp. (a)	55,001	2,187,390
		$24,823,019
Specialty Chemicals – 1.5%
Ecolab, Inc.	43,648	$8,147,772
Specialty Stores – 2.8%
Costco Wholesale Corp.	50,094	$15,018,682
Telephone Services – 0.9%
Verizon Communications, Inc.	78,328	$4,718,479
Utilities - Electric Power – 7.7%
American Electric Power Co., Inc.	36,230	$3,309,610
Avangrid, Inc.	42,545	2,065,134
DTE Energy Co.	46,154	5,766,481
Duke Energy Corp.	62,613	5,520,588
Evergy, Inc.	56,634	3,583,233
Exelon Corp.	55,340	2,457,096
NextEra Energy, Inc.	37,895	8,860,609
WEC Energy Group, Inc.	31,612	2,802,404
Xcel Energy, Inc.	119,442	7,344,489
		$41,709,644
Total Common Stocks		$538,832,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.73% (v)	2,882,385	$2,882,673

Other Assets, Less Liabilities – 0.6%		3,227,225
Net Assets – 100.0%		$544,942,104
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,882,673 and $538,832,206, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$538,832,206	$—	$—	$538,832,206
Mutual Funds	2,882,673	—	—	2,882,673
Total	$541,714,879	$—	$—	$541,714,879
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,645,173	$78,833,542	$78,593,693	$(2,374)	$25	$2,882,673

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,021	$—